SCHEDULE OF FAIR VALUE OF WARRANTS (Details) - Level 2 of fair value hierarchy [member] - Warrants [member] - $ / shares	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
IfrsStatementLineItems [Line Items]
Expected volatility	79.28%	5.77%
Risk-free interest rate	4.15%	4.57%
Expected term (years)	2 years	3 years
Exercise price	$ 4.00	$ 4.00
Spot price	1.34	3.40
Fair value of warrant	$ 0.27	$ 0.12